Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Insurance Portfolio

May 31, 2019

PRC-QTLY-0719
1.802178.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
Banks - 0.0%
Regional Banks - 0.0%
Hilltop Holdings, Inc.	500	$10,065
Capital Markets - 2.8%
Asset Management & Custody Banks - 2.8%
Apollo Global Management LLC Class A	79,244	2,330,566
Ares Management Corp.	146,114	3,753,669
		6,084,235
Consumer Finance - 0.3%
Consumer Finance - 0.3%
OneMain Holdings, Inc.	21,900	654,153
Diversified Financial Services - 4.6%
Multi-Sector Holdings - 2.4%
Berkshire Hathaway, Inc. Class B (a)	26,900	5,310,598
Other Diversified Financial Services - 2.2%
Cannae Holdings, Inc. (a)	16,099	409,398
Voya Financial, Inc.	87,900	4,476,747
		4,886,145

TOTAL DIVERSIFIED FINANCIAL SERVICES		10,196,743

Insurance - 89.3%
Insurance Brokers - 16.6%
Aon PLC	36,900	6,644,583
Arthur J. Gallagher & Co.	80,900	6,811,780
Brown & Brown, Inc.	192,400	6,074,068
Marsh & McLennan Companies, Inc.	118,600	11,338,160
Willis Group Holdings PLC	33,928	5,954,364
		36,822,955
Life & Health Insurance - 22.0%
AFLAC, Inc.	132,200	6,781,860
Brighthouse Financial, Inc. (a)	18,306	649,680
CNO Financial Group, Inc.	191,200	3,003,752
FBL Financial Group, Inc. Class A	300	18,468
Genworth Financial, Inc. Class A	145,100	422,241
MetLife, Inc.	297,375	13,741,699
Primerica, Inc.	29,800	3,422,828
Principal Financial Group, Inc.	108,000	5,569,560
Prudential Financial, Inc.	68,189	6,299,300
Sony Financial Holdings, Inc.	199,800	4,407,451
Torchmark Corp.	21,700	1,855,567
Unum Group	91,161	2,870,660
		49,043,066
Multi-Line Insurance - 13.6%
American International Group, Inc.	341,950	17,463,387
Assurant, Inc.	17,200	1,719,312
Hartford Financial Services Group, Inc.	137,500	7,240,750
Loews Corp.	62,000	3,184,320
Zurich Insurance Group Ltd.	2,296	744,810
		30,352,579
Property & Casualty Insurance - 34.0%
Allstate Corp.	98,800	9,436,388
Arch Capital Group Ltd. (a)	135,000	4,648,050
Argo Group International Holdings, Ltd.	12,168	857,722
Assured Guaranty Ltd.	66,600	2,721,942
Axis Capital Holdings Ltd.	11,100	661,338
Chubb Ltd.	170,605	24,920,271
First American Financial Corp.	57,000	2,944,050
FNF Group	66,700	2,571,285
Hanover Insurance Group, Inc.	26,400	3,225,024
Markel Corp. (a)	2,800	2,964,836
MBIA, Inc. (a)	59,000	523,330
Mercury General Corp.	200	11,530
The Travelers Companies, Inc.	137,800	20,059,546
		75,545,312
Reinsurance - 3.1%
Everest Re Group Ltd.	3,400	842,044
Maiden Holdings Ltd.	700	378
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,900	1,182,939
Reinsurance Group of America, Inc.	30,233	4,476,298
Third Point Reinsurance Ltd. (a)	29,400	298,704
		6,800,363

TOTAL INSURANCE		198,564,275

Road & Rail - 0.0%
Trucking - 0.0%
Lyft, Inc. (b)	1,200	69,144
Software - 0.5%
Application Software - 0.5%
Black Knight, Inc. (a)	20,457	1,159,707
TOTAL COMMON STOCKS
(Cost $117,665,586)		216,738,322

Nonconvertible Preferred Stocks - 0.0%
Insurance - 0.0%
Life & Health Insurance - 0.0%
Torchmark Corp. 6.125%
(Cost $76,079)	3,059	81,675

Money Market Funds - 2.0%
Fidelity Cash Central Fund 2.41% (c)	4,383,545	4,384,422
Fidelity Securities Lending Cash Central Fund 2.42% (c)(d)	67,193	67,200
TOTAL MONEY MARKET FUNDS
(Cost $4,451,622)		4,451,622
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $122,193,287)		221,271,619
NET OTHER ASSETS (LIABILITIES) - 0.5%		1,058,678
NET ASSETS - 100%		$222,330,297

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,019
Fidelity Securities Lending Cash Central Fund	632
Total	$6,651

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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